Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2021
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Unless otherwise determined by operational requirements, the depreciation periods for the principal categories of property, plant and equipment are, in general, as shown in the table below split between the UK and US, along with the weighted average remaining UEL for each class of property, plant and equipment (which is calculated by applying the annual depreciation charge per class of asset to the net book value of that class of asset).

		Years
	UK	US	Weighted average remaining UEL
Freehold and leasehold buildings	up to 60	up to 100	9
Plant and machinery:
Electricity transmission plant and wires	15 to 100	45 to 80	30
Electricity distribution plant	n/a	35 to 85	33
Electricity generation plant	n/a	20 to 93	10
Interconnector plant and other	5 to 60	5 to 50	16
Gas plant – mains, services and regulating equipment	10 to 65	47 to 95	45
Gas plant – storage	5 to 40	12 to 65	12
Gas plant – meters	7 to 30	14 to 40	20
Motor vehicles and office equipment	up to 10	up to 26	4
Given the uncertainty described relating to the UELs of our gas assets, below we provide a sensitivity on the depreciation charge for our UK and US regulated segments were a shorter UEL presumed:

	Increase in depreciation expense for the year ended 31 March 2021		Increase in depreciation expense for the year ended 31 March 2020
	UK regulated £m	US regulated £m	UK regulated £m	US regulated £m
UELs limited to 2050	35	160	37	151
UELs limited to 2060	12	70	13	66
UELs limited to 2070	1	28	—	26

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2019 (before transition to IFRS 16)[1]	3,338	53,829	5,049	930	63,146
Right-of-use assets recognised on transition to IFRS 16[2]	381	67	—	20	468
Cost at 1 April 2019 (as restated)	3,719	53,896	5,049	950	63,614
Exchange adjustments[1]	98	1,484	83	33	1,698
Additions	130	464	4,029	104	4,727
Disposals	(79)	(486)	(9)	(65)	(639)
Reclassifications[3,4]	29	4,251	(4,381)	14	(87)
Cost at 1 April 2020	3,897	59,609	4,771	1,036	69,313
Exchange adjustments	(213)	(3,308)	(130)	(73)	(3,724)
Additions	89	328	4,023	70	4,510
Disposals	(6)	(344)	(26)	(48)	(424)
Reclassifications[3]	96	3,007	(3,243)	77	(63)
Reclassification to held for sale (note 10)	(111)	(3,231)	(174)	(44)	(3,560)
Cost at 31 March 2021	3,752	56,061	5,221	1,018	66,052
Accumulated depreciation at 1 April 2019[1]	(778)	(16,918)	—	(591)	(18,287)
Exchange adjustments[1]	(16)	(329)	—	(20)	(365)
Depreciation charge for the year	(92)	(1,252)	—	(120)	(1,464)
Disposals	36	464	—	58	558
Reclassifications[3]	3	(7)	—	11	7
Accumulated depreciation at 1 April 2020	(847)	(18,042)	—	(662)	(19,551)
Exchange adjustments	37	698	—	46	781
Depreciation charge for the year	(90)	(1,270)	—	(116)	(1,476)
Disposals	—	339	—	48	387
Reclassifications[3]	2	(5)	—	6	3
Reclassification to held for sale (note 10)	22	798	—	27	847
Accumulated depreciation at 31 March 2021	(876)	(17,482)	—	(651)	(19,009)
Net book value at 31 March 2021	2,876	38,579	5,221	367	47,043
Net book value at 31 March 2020	3,050	41,567	4,771	374	49,762
1.    Comparative amounts have been revised as described in note 1F.
2.    On 1 April 2019, £468 million of additional right-of-use assets were recognised on transition to IFRS 16. See note 37 for details.
3.    Represents amounts transferred between categories, (to)/from other intangible assets (see note 12), from inventories and reclassifications between cost and accumulated depreciation.
4.    In 2020, comprised an £87 million reduction in the gross cost of assets in the course of construction in our UK Electricity Transmission business for costs previously capitalised and accrued as due to a supplier, that were subsequently no longer payable.

	2021	2020
	£m	£m
Information in relation to property, plant and equipment
Capitalised interest included within cost	2,233	2,118
Contributions to cost of property, plant and equipment included within:
Trade and other payables	138	84
Non-current liabilities	400	428
Contract liabilities – current	66	76
Contract liabilities – non-current	1,093	1,082

Schedule of information about right-of-use assets
The table below shows the net book value of right-of-use assets included within property, plant and equipment at 31 March 2021 and 31 March 2020, split by category. The associated lease liabilities are disclosed in note 21.

31 March 2021	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Net book value at 31 March 2021	365	81	—	184	630
Additions	60	6	—	64	130
Depreciation charge for the year	(29)	(16)	—	(68)	(113)

31 March 2020	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Net book value at 31 March 2020	364	95	—	225	684
Additions	10	1	—	73	84
Depreciation charge for the year	(29)	(16)	—	(72)	(117)

The following balances have been included in the income statement for the years ended 31 March 2021 and 31 March 2020 in respect of right-of-use assets:

	2021	2020
	£m	£m
Included within net finance income and costs:
Interest expense on lease liabilities	(21)	(26)
Included within revenue:
Lease income¹	390	404
Included within operating expenses:
Expense relating to short-term and low-value leases	(13)	(12)
1. Included within lease income is £376 million (2020: £353 million) of variable lease payments, the majority of which relates to the power supply arrangement entered into with LIPA (see note 3).